COMMON SHARES (Details) $ in Thousands					12 Months Ended
	Feb. 25, 2019 USD ($)	Feb. 18, 2019 shares	Jan. 12, 2018 USD ($)	Jan. 05, 2018 shares	Feb. 29, 2020 class shares	Feb. 28, 2019 USD ($) shares	Feb. 28, 2018 USD ($) shares
Classes of common shares | class					2
Proceeds from Issuance of Private Placement | $						$ 500,000	$ 500,000
Common Class A
Common Stock, Voting Rights					one
Shares converted (in shares)					3,614,796	0	900,000
Shares issued		5,329,922		5,464,481	2,239,239	2,073,711	2,314,190
Stock consideration (in shares)					24,702	20,502	0
Exercise of share options (in shares)					114,793	232,024	76,491
Conversion of Stock, Shares Issued					401,074	443,091	16,380,780
Proceeds from Issuance of Private Placement | $	$ 500,000		$ 500,000
Minority Interest Decrease From Redemptions Shares							135,264
Common Class A | Share options
Exercise of share options (in shares)					114,793	232,024	76,491
Common Class B
Common Stock, Voting Rights					ten
Conversion ratio of Class B into Class A					1
Shares converted (in shares)					3,614,796	0	900,000
ADS
Shares issued					6,717,717	6,221,133	6,942,570
Conversion of Stock, Shares Issued					1,203,222	1,329,273	49,142,340
ADS | Share options
Exercise of share options (in shares)					344,379	696,072	229,473